Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Revenues from External Customers
Total revenues	$ 172,503	¥ 1,221,460	¥ 986,754	¥ 936,768
Processing fees
Revenues from External Customers
Total revenues	107,261	759,493	592,123	604,502
Storage fees
Revenues from External Customers
Total revenues	63,788	451,670	385,781	325,209
Fees derived from the provision of donated cord blood for transplantation and research and others
Revenues from External Customers
Total revenues	$ 1,454	¥ 10,297	¥ 8,850	¥ 7,057